UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21511

Lazard Global Total Return and Income Fund, Inc.

(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2021

Item 1. Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments

September 30, 2021 (unaudited)

Description	Shares	Fair Value
Common Stocks | 97.7%
Canada | 7.1%
BRP, Inc.	28,431	$2,631,652
CAE, Inc. (*)	90,685	2,709,238
Canadian National Railway Co.	24,252	2,810,444
Dollarama, Inc.	68,969	2,991,597
National Bank of Canada	57,422	4,410,242
Toromont Industries, Ltd.	43,660	3,644,538
		19,197,711

China | 2.4%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	18,666	2,763,501
Tencent Holdings, Ltd.	62,700	3,676,366
		6,439,867

Denmark | 1.9%
Carlsberg AS, Class B	16,437	2,673,894
Vestas Wind Systems A/S	59,042	2,363,838
		5,037,732

France | 2.4%
LVMH Moet Hennessy Louis Vuitton SE	4,808	3,438,028
Pernod Ricard SA	14,036	3,069,491
		6,507,519

Germany | 2.0%
adidas AG	7,622	2,401,744
Merck KGaA	13,667	2,972,011
		5,373,755

Hong Kong | 2.3%
AIA Group, Ltd.	287,400	3,309,164
China Gas Holdings, Ltd.	1,035,200	3,052,598
		6,361,762

India | 1.5%
HDFC Bank, Ltd. ADR	55,673	4,069,140

Japan | 4.2%
BayCurrent Consulting, Inc.	10,500	5,273,469
Nintendo Co., Ltd.	6,100	2,967,399
Shimano, Inc.	11,000	3,204,520
		11,445,388

Netherlands | 4.2%
NXP Semiconductors NV	19,260	3,772,456
Wolters Kluwer NV	72,886	7,704,259
		11,476,715

South Korea | 0.9%
LG Household & Health Care, Ltd.	2,267	2,548,224
Description	Shares	Fair Value
Spain | 1.0%
Industria de Diseno Textil SA	74,247	$2,701,293

Sweden | 2.4%
Assa Abloy AB, Class B	69,815	2,024,301
Hexagon AB, B Shares	297,405	4,582,468
		6,606,769

Switzerland | 4.2%
ABB, Ltd.	114,714	3,823,663
Partners Group Holding AG	2,775	4,319,871
The Swatch Group AG	12,512	3,279,854
		11,423,388

Taiwan | 2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	50,691	5,659,650

United Kingdom | 8.4%
Coca-Cola Europacific Partners PLC	54,852	3,032,767
Diageo PLC	113,281	5,458,224
Prudential PLC	103,361	2,006,512
RELX PLC	167,173	4,827,237
Rio Tinto PLC	32,915	2,173,251
Unilever PLC	95,626	5,169,353
		22,667,344

United States | 50.7%
Accenture PLC, Class A	21,777	6,966,898
Alphabet, Inc., Class A (*)	4,098	10,956,085
Amphenol Corp., Class A	39,003	2,856,190
Aon PLC, Class A	27,594	7,885,537
Boston Scientific Corp. (*)	75,845	3,290,915
Dollar General Corp.	21,060	4,467,668
Honeywell International, Inc.	10,925	2,319,159
Intercontinental Exchange, Inc.	44,288	5,085,148
IQVIA Holdings, Inc. (*)	34,820	8,340,783
Johnson & Johnson	33,420	5,397,330
Lowe’s Cos., Inc.	22,967	4,659,086
McDonald’s Corp.	17,573	4,237,026
Microsoft Corp.	35,331	9,960,515
Motorola Solutions, Inc.	24,015	5,579,165
PTC, Inc. (*)	30,053	3,600,049
Rockwell Automation, Inc.	11,796	3,468,496
S&P Global, Inc.	11,710	4,975,462
Texas Instruments, Inc.	24,934	4,792,564
The Charles Schwab Corp.	58,084	4,230,839
The Coca-Cola Co.	97,788	5,130,936
The Procter & Gamble Co.	28,684	4,010,023
Thermo Fisher Scientific, Inc.	17,079	9,757,745
TopBuild Corp. (*)	8,684	1,778,570

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (continued)

September 30, 2021 (unaudited)

Description	Shares	Fair Value
Visa, Inc., Class A	23,394	$5,211,013
Warner Music Group Corp., Class A	46,300	1,978,862
Zoetis, Inc.	34,800	6,756,072
		137,692,136

Total Common Stocks (Cost $167,758,423)		265,208,393

Preferred Stocks | 0.8%
Brazil | 0.8%
Banco Bradesco SA ADR (Cost 2,497,705)	547,360	2,096,389

Description	Principal Amount (000) («)	Fair Value
Foreign Government Obligations | 9.1%
Brazil | 2.2%
Brazil NTN-F:
10.00%, 01/01/27	7,396	$1,322,614
10.00%, 01/01/29	26,360	4,624,665
		5,947,279

Dominican Republic | 1.7%
Dominican Republic Bonds:
16.95%, 02/04/22 (#)	43,800	812,408
8.90%, 02/15/23 (#)	130,000	2,459,561
10.50%, 04/07/23 (#)	65,400	1,276,156
		4,548,125

Egypt | 0.6%
Egypt Government Bonds, 14.40%, 09/10/29	27,500	1,705,002

Indonesia | 1.5%
Indonesia Treasury Bonds, 8.375%, 09/15/26	50,166,000	3,972,972

Malaysia | 1.8%
Malaysia Government Bonds:
3.62%, 11/30/21	10,340	2,475,648
3.733%, 06/15/28	10,500	2,569,995
		5,045,643

Mexico | 0.9%
Mexican Bonos, 7.75%, 05/29/31	49,000	2,436,172

Russia | 0.4%
Russia Government Bonds - OFZ, 7.95%, 10/07/26	72,920	1,035,158

Total Foreign Government Obligations (Cost $27,083,280)		24,690,351
Description	Shares	Fair Value
Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01% (7 day yield) (Cost $3,324,853)	3,324,853	$3,324,853

Total Investments | 108.8% (Cost $200,664,261) (»)		$295,319,986

Liabilities in Excess of Cash and Other Assets | (8.8)%		(23,841,772)

Net Assets | 100.0%		$271,478,214

Lazard Global Total Return and Income Fund, Inc.

Portfolio of Investments (concluded)

September 30, 2021 (unaudited)

Forward Currency Contracts open at September 30, 2021

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CNY	36,351,625	USD	5,535,415	HSB	02/28/22	$35,395	$—
EGP	76,415,400	USD	4,637,560	CIT	01/27/22	69,106	—
HUF	1,365,707,107	USD	4,512,497	CIT	03/23/22	—	140,625
IDR	73,902,495,000	USD	4,993,074	JPM	11/08/21	147,374	—
INR	607,878,570	USD	7,954,443	CIT	10/29/21	206,965	—
KRW	3,454,643,850	USD	2,946,894	HSB	02/22/22	—	35,135
KZT	2,567,375,000	USD	5,800,667	SCB	03/30/22	—	1,529
MXN	113,221,934	USD	5,614,218	HSB	10/19/21	—	141,847
PEN	16,865,163	USD	4,122,000	CIT	11/26/21	—	48,889
PHP	55,415,440	USD	1,093,265	JPM	12/24/21	—	18,712
PLN	16,134,477	USD	4,153,767	JPM	11/19/21	—	97,614
RON	16,756,354	EUR	3,365,000	JPM	11/18/21	11,308	—
RUB	644,849,625	USD	8,719,604	JPM	11/03/21	102,386	—
SGD	8,922,143	USD	6,669,265	SCB	11/08/21	—	98,684
USD	1,851,582	AUD	2,486,563	BNP	01/19/22	52,915	—
USD	4,554,542	BRL	24,530,762	HSB	11/26/21	88,300	—
UYU	280,562,940	USD	6,495,264	JPM	12/03/21	—	14,004
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$713,749	$597,039

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CNY	— Chinese Renminbi
EGP	— Egyptian Pound
EUR	— Euro
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KRW	— South Korean Won
KZT	— Kazakhstan Tenge
MXN	— Mexican New Peso
PEN	— Peruvian New Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
USD	— United States Dollar
UYU	— Uruguayan Peso
Counterparty Abbreviations:
BNP	— BNP Paribas SA
CIT	— Citibank NA
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
SCB	— Standard Chartered Bank

Lazard Global Total Return and Income Fund, Inc.

Notes to Portfolio of Investments

September 30, 2021 (unaudited)

(*)	Non-income producing security.
(«)	Principal amount denominated in respective country’s currency.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At September 30, 2021 these securities amounted to 1.7% of net assets.
(»)	The Fund, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	- American Depositary Receipt
NTN-F	- Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry† (as a percentage of net assets):

Aerospace & Defense	1.0%
Banks	3.9
Beverages	7.1
Building Products	0.7
Capital Markets	6.9
Communications Equipment	2.1
Electrical Equipment	3.6
Electronic Equipment, Instruments & Components	2.7
Entertainment	1.8
Gas Utilities	1.1
Health Care Equipment & Supplies	1.2
Hotels, Restaurants & Leisure	1.6
Household Durables	0.7
Household Products	1.5
Industrial Conglomerates	0.9
Insurance	4.9
Interactive Media & Services	5.4
Internet & Direct Marketing Retail	1.0
IT Services	4.5
Leisure Products	2.1
Life Sciences Tools & Services	6.7
Metals & Mining	0.8
Multiline Retail	2.7
Personal Products	2.8
Pharmaceuticals	5.6
Professional Services	6.6
Road & Rail	1.0
Semiconductors & Semiconductor Equipment	5.2
Software	5.0
Specialty Retail	2.7
Textiles, Apparel & Luxury Goods	3.4
Trading Companies & Distributors	1.3
Subtotal	98.5
Foreign Government Obligations	9.1
Short-Term Investments	1.2
Total Investments	108.8%

†	Industry classifications may be different than those used for compliance monitoring purposes.

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to notes to the financial statements.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Nathan A. Paul
Nathan A. Paul
Chief Executive Officer

Date: November 24, 2021

By:	/s/ Christopher Snively
Christopher Snively
Chief Financial Officer

Date: November 24, 2021